Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2020	Jan. 31, 2020
Business Combinations
Schedule of Fair Values of Assets Acquired and Liabilities Assumed

	Tecton	Red Bone
Accounts receivable-trade	$2.1	$7.2
Inventories	-	2.7
Other current and non-current assets	0.2	-
Property and equipment	2.8	23.6
Goodwill	15.0	16.8
Identified intangibles	6.2	13.2
Accounts payable	(0.7)	(3.3)
Accrued liabilities	(1.4)	(0.9)
Other current and non-current liabilities	(1.6)	(7.3)
Total consideration paid	$22.6	$52.0

	Motley	Tecton	Red Bone
Accounts receivable-trade	$23.2	$2.1	$7.2
Inventories	-	-	2.7
Other current and non-current assets	9.4	0.2	-
Property and equipment	56.3	2.8	23.6
Goodwill	43.5	15.0	16.8
Identified intangibles	28.3	6.2	13.2
Accounts payable	(6.0)	(0.7)	(3.3)
Accrued liabilities	(5.7)	(1.4)	(0.9)
Other current and non-current liabilities	-	(1.6)	(7.3)
Total consideration paid	$149.0	$22.6	$52.0

Schedule of proforma information of revenues and net earnings (loss)

UNAUDITED
THREE MONTHS ENDED
April 30, 2019
Pro forma
Revenues	$153.5
Net loss	(4.5)
Loss per diluted share	(0.20)